Segment Reporting (Details)	6 Months Ended
Mar. 31, 2026 Segment
Segment Reporting Information [Line Items]
Number of operating segment	1
Number of reportable segment	1
Description of segment information	The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer